UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            November 14, 2011

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  $2,226,230 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106     7013   275000 SH       SOLE                    92800            182200
AT&T Inc.                      COM              00206R102      285     9986 SH       SOLE                     8286              1700
Acme Packet, Inc.              COM              004764106    62936  1477725 SH       SOLE                   719925            757800
Alaska Air Group, Inc.         COM              011659109    24860   441650 SH       SOLE                   192150            249500
Alliance Data Systems Corporat COM              018581108    22151   238950 SH       SOLE                   109250            129700
Altera Corporation             COM              021441100    49223  1561150 SH       SOLE                   732450            828700
Amazon.com, Inc.               COM              023135106   143284   662645 SH       SOLE                   305825            356820
Apple Inc.                     COM              037833100    64167   168275 SH       SOLE                    81253             87022
Aruba Networks, Inc.           COM              043176106    39425  1885450 SH       SOLE                   935450            950000
Baidu, Inc.                    COM              056752108    20057   187610 SH       SOLE                    98210             89400
Berry Petroleum Company        COM              085789105    44186  1248900 SH       SOLE                   588550            660350
BlackRock, Inc.                COM              09247X101    35530   240050 SH       SOLE                   100750            139300
Blue Nile, Inc.                COM              09578R103    35360  1002263 SH       SOLE                   483313            518950
BroadSoft, Inc.                COM              11133B409     2957    97425 SH       SOLE                    75825             21600
Celgene Corporation            COM              151020104    45115   728714 SH       SOLE                   340592            388122
Chipotle Mexican Grill, Inc.   COM              169656105    35277   116445 SH       SOLE                    54895             61550
Cognizant Technology Solutions COM              192446102   128888  2055625 SH       SOLE                   984975           1070650
Deckers Outdoor Corporation    COM              243537107    54890   589200 SH       SOLE                   271300            317900
Dendreon Corporation           COM              24823Q107    11324  1258200 SH       SOLE                   598600            659600
EMC Corporation                COM              268648102    17987   856950 SH       SOLE                   394350            462600
Energy XXI (Bermuda) Limited   COM              G10082140    31533  1468000 SH       SOLE                   694250            773750
Expeditors Int'l of Washington COM              302130109    38196   941950 SH       SOLE                   385750            556200
F5 Networks, Inc.              COM              315616102    76009  1069796 SH       SOLE                   511196            558600
FMC Technologies, Inc.         COM              30249U101    25307   673050 SH       SOLE                   316300            356750
Financial Engines, Inc.        COM              317485100    29827  1647000 SH       SOLE                   773850            873150
Google Inc.                    COM              38259P508    85540   166085 SH       SOLE                    76920             89165
Green Dot Corporation          COM              39304D102    21168   675850 SH       SOLE                   322700            353150
HMS Holdings Corp.             COM              40425J101    27989  1147570 SH       SOLE                   538970            608600
Helix BioMedix, Inc.           COM              423287309       22    89824 SH       SOLE                    38400             51424
HomeAway, Inc.                 COM              43739Q100     1116    33200 SH       SOLE                    24500              8700
Human Genome Sciences, Inc.    COM              444903108    14945  1177675 SH       SOLE                   553575            624100
IPC The Hospitalist Company, I COM              44984A105      398    11150 SH       SOLE                     3000              8150
IPG Photonics Corporation      COM              44980X109      834    19200 SH       SOLE                    11650              7550
Illumina, Inc.                 COM              452327109      350     8550 SH       SOLE                     2300              6250
Intuitive Surgical, Inc.       COM              46120E602    50106   137548 SH       SOLE                    66268             71280
Joy Global Inc.                COM              481165108    18527   297000 SH       SOLE                   131600            165400
Limelight Networks, Inc.       COM              53261M104      127    53900 SH       SOLE                    53900
MAKO Surgical Corp.            COM              560879108    22402   654640 SH       SOLE                   307090            347550
MakeMyTrip Limited             COM              V5633W109      773    35000 SH       SOLE                    35000
McMoRan Exploration Co.        COM              582411104     1036   104300 SH       SOLE                    56800             47500
MercadoLibre, Inc.             COM              58733R102    53188   989545 SH       SOLE                   480795            508750
Mitek Systems, Inc.            COM              606710200      373    40300 SH       SOLE                    21000             19300
NII Holdings, Inc.             COM              62913F201    26713   991217 SH       SOLE                   476517            514700
Nektar Therapeutics            COM              640268108      117    24200 SH       SOLE                     6500             17700
Netflix, Inc.                  COM              64110L106    56751   501020 SH       SOLE                   241700            259320
Nordstrom, Inc.                COM              655664100    41653   911843 SH       SOLE                   433343            478500
OpenTable, Inc.                COM              68372A104    53134  1154830 SH       SOLE                   557555            597275
Pioneer Natural Resources Comp COM              723787107    20330   309100 SH       SOLE                   144750            164350
Polypore International, Inc.   COM              73179V103    33149   586500 SH       SOLE                   261000            325500
Portfolio Recovery Associates, COM              73640Q105    37030   595150 SH       SOLE                   275500            319650
Precision Castparts Corp.      COM              740189105    76673   493200 SH       SOLE                   259800            233400
QUALCOMM Incorporated          COM              747525103   101640  2090060 SH       SOLE                  1003110           1086950
SPDR Trust Series 1            COM              78462F103      475     4202 SH       SOLE                     4202
SXC Health Solutions Corp.     COM              78505P100    23784   427000 SH       SOLE                   207850            219150
Salix Pharmaceuticals, Ltd.    COM              795435106    28753   971400 SH       SOLE                   448500            522900
SandRidge Energy, Inc.         COM              80007P307    12841  2309600 SH       SOLE                  1074200           1235400
Shutterfly, Inc.               COM              82568P304     1779    43200 SH       SOLE                    33900              9300
Skyworks Solutions, Inc.       COM              83088M102    23897  1330550 SH       SOLE                   645950            684600
Tesla Motors, Inc.             COM              88160R101    39942  1637650 SH       SOLE                   820600            817050
Vera Bradley, Inc.             COM              92335C106    26578   737250 SH       SOLE                   342800            394450
VeriFone Systems, Inc          COM              92342Y109    33730   963150 SH       SOLE                   461300            501850
Verizon Communications Inc.    COM              92343V104      501    13613 SH       SOLE                    12013              1600
Vertex Pharmaceuticals Incorpo COM              92532F100    13774   309800 SH       SOLE                   137900            171900
Vistaprint N.V.                COM              N93540107    15677   579993 SH       SOLE                   143300            436693
Whiting Petroleum Corporation  COM              966387102    46576  1327705 SH       SOLE                   611655            716050
Yandex N.V.                    COM              N97284108    11111   543050 SH       SOLE                   271750            271300
Zillow, Inc.                   COM              98954A107     1128    41250 SH       SOLE                    32050              9200
lululemon athletica inc.       COM              550021109    56945  1169550 SH       SOLE                   543700            625850
priceline.com Incorporated     COM              741503403    71496   159070 SH       SOLE                    76005             83065
tw telecom inc.                COM              87311L104    25375  1536000 SH       SOLE                   667800            868200